Document and Entity Information	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	001-32839
Entity Registrant Name	AVID BIOSERVICES, INC.
Entity Central Index Key	0000704562
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3698422
Entity Address, Address Line One	14191 Myford Road
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92780
City Area Code	714
Local Phone Number	508-6100
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CDMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false